TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	1 Months Ended			12 Months Ended			36 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021
TAXATION
Tax rate applied to loss (as a percent)					0.00%	0.00%
Tax rate applied to first level of earnings (as a percent)					21.00%	21.00%
Income tax rate (as a percent)	25.00%	30.00%	35.00%				30.00%
Loss before income tax-rate 0%				$ (17,127,991)	$ (205,022)	$ (21,669,882)
Earning before income tax-rate 21%				(2,046,392)	828,074	1,264
Earnings before income tax-rate 30%				29,704,931	5,820,286	12,296,011
Earnings (Loss) before income tax-rate				10,530,548	6,443,338	(9,372,607)
Income tax expense by applying tax rate to profit (loss) before tax				(8,481,737)	(1,919,981)	(3,689,069)
Share of profit or loss of subsidiaries, joint ventures and associates				274,877	847,512	(44,721)
Stock options charge				(58,248)	(298,222)	78,681
Rate change adjustment				(1,780,962)	(144,660)	(54,735)
Non-deductible expenses				(365,350)	(84,128)	(254,201)
Untaxed gains				557,911
Representation expenses					(36,691)	(136,614)
Foreign investment coverage				390,170	551,968	233,634
Tax provision adjustments				476,890	307,944
Tax inflation adjustment				(2,182,988)	(1,174,964)	(941,734)
Result of inflation effect on monetary items and other finance results				(3,181,733)	(255,488)	(2,177,525)
Income tax expenses				(14,351,170)	(2,206,710)	(6,986,284)
Deferred income tax liabilities not recognized	$ 2,497,033			$ 2,497,033	$ 1,052,022	$ 44,721	$ 2,497,033